Related Party Transactions - Schedule of Related Party Transactions (Details) (Wetouch Holding Group Limited) (Parenthetical) - 9 months ended Sep. 30, 2020 - Wetouch Holding Group Limited [Member] - Australia Vtouch Technology Co., Ltd. [Member]
	USD ($)	CNY (¥)
Advance interest fee | $	$ 4,300,000
RMB [Member]
Advance interest fee | ¥		¥ 29,500,000